Operating Leases - Schedule of Operating Leases Other Information (Details) - USD ($)	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating cash flow from operating lease	$ 36,265
Right-of-use assets obtained in exchange for operating lease liabilities	$ 203,401
Remaining lease term for operating lease (years)	3 years 9 months	0 years
Weighted average discount rate for operating lease	4.325%